Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton World Fund 5
Notes to Schedules of Investments 7

Templeton Funds
Schedule of Investments (unaudited), May 31, 2026
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 99.1%
China 6.4%
Alibaba Group Holding Ltd. ......... Broadline Retail 2,220,133 $ 34,421,300
a
JD.com, Inc. , ADR ................ Broadline Retail 1,952,580 56,292,882
Prosus NV ..................... Broadline Retail 1,059,373 48,179,825
Tencent Holdings Ltd. ............. Interactive Media & Services 491,046 26,679,322
165,573,329
Denmark 1.7%
Novo Nordisk A/S , B .............. Pharmaceuticals 931,159 42,549,461
France 8.2%
Carrefour SA .................... Consumer Staples Distribution & Retail 4,472,506 83,650,282
Cie de Saint-Gobain SA ........... Building Products 464,690 42,110,653
Dassault Aviation SA .............. Aerospace & Defense 166,810 59,263,425
Kering SA ...................... Textiles, Apparel & Luxury Goods 89,155 26,257,899
211,282,259
Germany 2.2%
adidas AG ...................... Textiles, Apparel & Luxury Goods 293,130 56,619,692
Hong Kong 3.7%
AIA Group Ltd. .................. Insurance 2,701,248 28,335,491
Prudential plc ................... Insurance 4,631,593 65,896,262
94,231,753
India 2.1%
HDFC Bank Ltd. ................. Banks 6,992,172 54,811,555
Japan 7.3%
Daiwa Securities Group, Inc. ........ Capital Markets 5,300,240 49,892,132
Sumitomo Mitsui Financial Group, Inc. . Banks 2,165,300 78,974,753
Toyota Motor Corp. ............... Automobiles 3,145,480 59,505,297
188,372,182
Netherlands 9.0%
a
Akzo Nobel NV .................. Chemicals 533,892 40,519,822
b
Euronext NV , 144A , Reg S ......... Capital Markets 308,105 50,070,058
Heineken NV ................... Beverages 705,327 55,082,387
ING Groep NV .................. Banks 2,742,081 84,937,158
230,609,425
Singapore 4.7%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,764,748 120,766,933
South Korea 4.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 547,857 114,936,920
Sweden 0.4%
Securitas AB , B .................. Commercial Services & Supplies 549,238 9,166,054
Switzerland 5.5%
a
Barry Callebaut AG ............... Food Products 29,611 45,652,678
UBS Group AG .................. Capital Markets 2,005,529 94,712,841
140,365,519
Taiwan 6.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,257,544 167,250,905
United Kingdom 20.2%
AstraZeneca plc ................. Pharmaceuticals 461,879 85,754,590

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Barratt Redrow plc ............... Household Durables 9,804,127 $ 34,541,855
a
Diageo plc , ADR ................. Beverages 484,422 39,945,438
JD Sports Fashion plc ............. Specialty Retail 51,955,655 58,820,424
Persimmon plc .................. Household Durables 2,788,639 41,686,496
SSE plc ....................... Electric Utilities 1,983,834 62,040,861
Standard Chartered plc ............ Banks 3,339,263 89,424,668
Unilever plc ..................... Personal Care Products 1,091,050 61,482,370
a,c
Verisure plc ..................... Commercial Services & Supplies 3,438,381 45,840,330
519,537,032
United States 16.7%
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 273,720 45,828,939
BP plc ......................... Oil, Gas & Consumable Fuels 10,262,777 72,490,828
a
CNH Industrial NV ................ Machinery 7,227,681 73,794,623
CRH plc ....................... Construction Materials 363,430 39,537,550
Sanofi SA ...................... Pharmaceuticals 728,335 63,845,225
Shell plc ....................... Oil, Gas & Consumable Fuels 1,386,246 58,576,373
Smurfit Westrock plc .............. Containers & Packaging 1,854,487 76,312,140
430,385,678
Total Common Stocks (Cost $ 1,897,661,962 ) ....................................
2,546,458,697
Short Term Investments 2.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 0.7%
Canada 0.7%
National Bank of Canada , 3.58% ,
6/01/26 ...................... 16,000,000 16,000,000
Royal Bank of Canada , 3.58% , 6/01/26 2,600,000 2,600,000
18,600,000
Total Time Deposits (Cost $ 18,600,000 ) ........................................
18,600,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 2.0%
Money Market Funds 2.0%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.579% ...... 49,699,352 49,699,352
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 49,699,352 ) ................................................................
49,699,352
a a a a a
Total Short Term Investments (Cost $ 68,299,352 ) ................................
68,299,352
a a a
Total Investments (Cost $ 1,965,961,314 ) 101.8% ................................
$2,614,758,049
Other Assets, less Liabilities (1.8) % ...........................................
(44,807,261)
Net Assets 100.0% ...........................................................
$2,569,950,788
a a a

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 10 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at May 31, 2026.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the value of this security was
$50,070,058, representing 1.9% of net assets.
c
Non-income producing.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2026
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.6%
China 2.7%
BYD Co. Ltd. , H ................. Automobiles 3,572,510 $ 41,586,431
a
JD.com, Inc. , ADR ................ Broadline Retail 967,520 27,893,602
Tencent Holdings Ltd. ............. Interactive Media & Services 184,200 10,007,884
79,487,917
Denmark 1.1%
Novo Nordisk A/S , B .............. Pharmaceuticals 703,520 32,147,460
France 6.7%
Airbus SE ...................... Aerospace & Defense 267,857 55,935,828
Safran SA ...................... Aerospace & Defense 276,492 98,335,039
Vinci SA ....................... Construction & Engineering 302,944 44,059,662
198,330,529
Germany 5.1%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 375,376 35,591,492
Siemens Energy AG .............. Electrical Equipment 605,490 114,627,798
150,219,290
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 5,013,887 52,594,559
Japan 0.8%
Mitsubishi Heavy Industries Ltd. ..... Machinery 983,170 23,240,927
Netherlands 4.4%
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 34,985 56,568,441
ING Groep NV .................. Banks 2,397,927 74,276,837
130,845,278
South Korea 5.9%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 466,449 97,858,038
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 48,710 75,841,859
173,699,897
Taiwan 5.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,196,485 88,641,993
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 175,816 73,570,205
162,212,198
United Kingdom 9.2%
AstraZeneca plc ................. Pharmaceuticals 299,410 55,589,844
HSBC Holdings plc ............... Banks 3,672,950 68,971,541
Rolls-Royce Holdings plc .......... Aerospace & Defense 6,712,307 120,766,694
SSE plc ....................... Electric Utilities 885,533 27,693,461
273,021,540
United States 55.4%
Alphabet, Inc. , A ................. Interactive Media & Services 355,219 135,103,994
b
Amazon.com, Inc. ................ Broadline Retail 491,068 132,902,644
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 419,413 130,882,021
b
Arista Networks, Inc. .............. Communications Equipment 192,750 30,737,842
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 269,040 45,045,367
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 269,445 120,379,943
CRH plc ....................... Construction Materials 622,955 67,771,274
Eli Lilly & Co. ................... Pharmaceuticals 22,473 24,832,665

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 10 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 208,653 $ 47,149,318
HCA Healthcare, Inc. .............. Health Care Providers & Services 39,240 14,853,910
a,b
ICON plc ....................... Life Sciences Tools & Services 275,240 37,451,907
b
Illumina, Inc. .................... Life Sciences Tools & Services 295,530 48,159,569
b
IQVIA Holdings, Inc. .............. Life Sciences Tools & Services 176,420 32,145,488
Linde plc ....................... Chemicals 133,670 66,526,222
Meta Platforms, Inc. , A ............ Interactive Media & Services 155,629 98,436,899
Microsoft Corp. .................. Software 353,316 159,076,996
b
Netflix, Inc. ..................... Entertainment 481,090 41,383,362
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 823,340 173,840,008
Progressive Corp. (The) ........... Insurance 203,850 38,813,040
Schneider Electric SE ............. Electrical Equipment 81,245 25,517,697
Smurfit Westrock plc .............. Containers & Packaging 1,138,320 46,841,868
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 123,826 60,985,543
Visa, Inc. , A ..................... Financial Services 173,060 56,479,862
1,635,317,439
Total Common Stocks (Cost $ 2,026,930,898 ) ....................................
2,911,117,034
Short Term Investments 1.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.0%
Canada 1.0%
National Bank of Canada , 3.58% ,
6/01/26 ...................... 23,100,000 23,100,000
Royal Bank of Canada , 3.58% , 6/01/26 5,100,000 5,100,000
28,200,000
Total Time Deposits (Cost $ 28,200,000 ) ........................................
28,200,000
a a a a a
Total Short Term Investments (Cost $ 28,200,000 ) ................................
28,200,000
a a a
Total Investments (Cost $ 2,055,130,898 ) 99.6% ..................................
$2,939,317,034
Other Assets, less Liabilities 0.4% .............................................
13,999,963
Net Assets 100.0% ...........................................................
$2,953,316,997
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at May 31, 2026.
b
Non-income producing.

Templeton Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2026, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $— $338,288,974 $(288,589,622) $— $— $49,699,352 49,699,352 $685,314
Total Affiliated Securities ... $— $338,288,974 $(288,589,622) $— $— $49,699,352 $685,314
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $— $117,823,193 $(117,823,193) $— $— $— — $57,030
Total Affiliated Securities ... $— $117,823,193 $(117,823,193) $— $— $— $57,030
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... $ 56,292,882 $ 109,280,447 $ — $ 165,573,329
Denmark ............................. — 42,549,461 — 42,549,461
France ............................... 83,650,282 127,631,977 — 211,282,259
Germany ............................. — 56,619,692 — 56,619,692
Hong Kong ........................... — 94,231,753 — 94,231,753
India ................................ — 54,811,555 — 54,811,555
Japan ............................... — 188,372,182 — 188,372,182
Netherlands ........................... — 230,609,425 — 230,609,425
Singapore ............................ — 120,766,933 — 120,766,933
South Korea .......................... — 114,936,920 — 114,936,920
Sweden .............................. — 9,166,054 — 9,166,054
Switzerland ........................... — 140,365,519 — 140,365,519
Taiwan ............................... — 167,250,905 — 167,250,905
United Kingdom ........................ 85,785,768 433,751,264 — 519,537,032
United States .......................... 235,473,252 194,912,426 — 430,385,678
Short Term Investments ................... 49,699,352 18,600,000 — 68,299,352
Total Investments in Securities ........... $510,901,536 $2,103,856,513
b
$— $2,614,758,049
Templeton World Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... 27,893,602 51,594,315 — 79,487,917
Denmark ............................. — 32,147,460 — 32,147,460
France ............................... — 198,330,529 — 198,330,529
Germany ............................. — 150,219,290 — 150,219,290
Hong Kong ........................... — 52,594,559 — 52,594,559
Japan ............................... — 23,240,927 — 23,240,927
Netherlands ........................... — 130,845,278 — 130,845,278
South Korea .......................... — 173,699,897 — 173,699,897
Taiwan ............................... 73,570,205 88,641,993 — 162,212,198
United Kingdom ........................ — 273,021,540 — 273,021,540
United States .......................... 1,609,799,742 25,517,697 — 1,635,317,439
Short Term Investments ................... — 28,200,000 — 28,200,000
Total Investments in Securities ........... $1,711,263,549 $1,228,053,485
c
$— $2,939,317,034
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,085,256,513, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $1,199,853,485, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Funds' significant accounting policies, please refer to the Funds ' most recent semiannual or annual shareholder report.